Submission	Jun. 28, 2026
Submission [Line Items]
Central Index Key	0001682241
Registrant Name	METALPHA TECHNOLOGY HOLDING LIMITED
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A